Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt interest expense	$ (157.4)	$ (125.4)	$ (92.9)
Loss on debt extinguishment	(19.4)	(7.8)	0.0
Amortization of deferred finance charges	(10.3)	(7.9)	(6.5)
Amortization of debt discount	(1.0)	0.0	0.0
Gain on debt extinguishment	10.9	1.9	0.0
Total	(177.2)	(139.2)	$ (99.4)
Secured Bonds
Debt Instrument [Line Items]
Loss on debt extinguishment	(15.5)
Principal	150.0
Hayfin Facility
Debt Instrument [Line Items]
Loss on debt extinguishment	(3.9)	(2.9)
Syndicated senior secured credit facilities and new bridge revolving credit facility
Debt Instrument [Line Items]
Loss on debt extinguishment		$ (4.9)
Seatrium delivery financing
Debt Instrument [Line Items]
Gain on debt extinguishment	7.2
New DNB facility
Debt Instrument [Line Items]
Gain on debt extinguishment	2.8
PPL Delivery Financing
Debt Instrument [Line Items]
Gain on debt extinguishment	$ 0.9